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                             RULE 24f-2 NOTICE
                                    FOR
                        SHORT-TERM INVESTMENTS CO.



Reg. No.  33-66240                                 Dated:  October 18, 1995


    The fiscal year for which this Notice is being filed ended August 31, 1995.

    No shares of the issuer were registered pursuant to Section 270.24e-2.

    There were 65,518,825,746.65 shares sold during such fiscal year. Of those shares sold, there were 65,518,825,746.65 shares sold during this fiscal year in reliance upon registration pursuant to Section 270.24f-2 and no shares were sold pursuant to definite registration under Section 270.24e-2. The aggregate sale price of all shares was $65,518,825,746.65. There were 65,189,024,010.19 shares repurchased or redeemed during such fiscal year. The aggregate redemption price of these shares was $65,189,024,010.19.

    Calculation of the required fee is as follows (pursuant to Section 6(b) of the Securities Act of 1933):

     $ 65,518,825,746.65          Aggregate sale price of shares sold
                                  during fiscal year

     $(65,189,024,010.19)         Aggregate redemption price of shares
                                  repurchased or redeemed during fiscal
                                  year

     $         0                  Aggregate offering price of shares sold
     -------------------          pursuant to definite registration

     $    329,801,736.46          DIVIDED BY 2900
     -------------------
     $        113,724.74          Total fee due with this Notice
     ===================

     No redeemed or repurchased shares have been previously applied by the issuer pursuant to Section 270.24e-2(a) in filings made pursuant to Section 270.24e-1 of the Investment Company Act for such period.

     This Rule 24f-2 Notice is accompanied by the required opinion of counsel furnished by Ballard Spahr Andrews & Ingersoll, legal counsel to the issuer.

                                        /s/ DANA R. SUTTON
                                        --------------------------------------
                                        Dana R. Sutton
                                        Vice President and Assistant Treasurer